NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - USD ($)								2 Months Ended	9 Months Ended
	Jan. 04, 2022	Jun. 17, 2021	Jul. 19, 2019	Jul. 08, 2019	Dec. 12, 2018	Jun. 20, 2018	Jun. 01, 2018	Mar. 31, 2018	Feb. 28, 2022	Apr. 15, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity							$ 1,265,751
Debenture Offering, Maximum									$ 5,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.4	$ 1.1	$ 1.1		$ 0.45		$ 1.25	$ 0.4125	$ 0.4	$ 1.1
Proceeds from Notes Payable									$ 2,500,000
Class of Warrant or Rights, Granted (in Shares)	3,030,304	468,333	7,838	8,322	1,074,720	2,317,842		205,238	3,030,304